Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (698,006)	$ 534,343
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Realized and unrealized losses on mortgage-backed securities	11,930,850	1,113,727
Changes in operating assets and liabilities:
Accrued interest receivable	(1,118,560)	(66,317)
Prepaid expenses and other assets	(119,776)	791
Accrued interest payable	37,377	42,588
Accounts payable, accrued expenses and other	(60,463)	126,140
Due to affiliates	127,051	127,813
NET CASH PROVIDED BY OPERATING ACTIVITIES	10,098,473	1,879,085
From mortgage-backed securities investments:
Purchases	(687,584,182)	(199,077,871)
Sales	408,981,989	129,068,510
Principal repayments	30,778,232	9,517,695
Increase in restricted cash	(1,996,625)	(358,250)
NET CASH USED IN INVESTING ACTIVITIES	(249,820,586)	(60,849,916)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from repurchase agreements	3,319,670,062	581,462,510
Principal payments on repurchase agreements	(3,105,054,182)	(521,846,336)
Cash dividends	(4,661,622)	0
Proceeds from issuance of common stock	35,400,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	245,354,258	59,616,174
NET INCREASE IN CASH AND CASH EQUIVALENTS	5,632,145	645,343
CASH AND CASH EQUIVALENTS, beginning of the year	2,537,257	1,891,914
CASH AND CASH EQUIVALENTS, end of the year	8,169,402	2,537,257
Cash paid during the year for:
Interest	1,088,827	234,740
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Issuance of common shares to Bimini Capital Management, Inc. pursuant to stock dividend	8,276	0
Issuance of common shares to repay amount due to Bimini Capital Management, Inc.	$ 0	$ 411,000